Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Nov. 20, 2018
AAM S&P Developed Markets High Dividend Value ETF | AAM S&P Developed Markets High Dividend Value ETF
Prospectus:
Trading Symbol	DMDV